Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	4 Months Ended		12 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 31, 2022
Preferred stock authorized					10,000,000	10,000,000	10,000,000
Common stock shares authorized					500,000,000	500,000,000	500,000,000
Common stock shares issued					20,652,500	20,652,500	35,907,127
Issuance of cost						$ 226,000	$ 1,465,461
Fair value of share issue					$ 116,200	116,200	140,455
Gross proceeds					$ 1,735,841	6,680,000	$ 8,119,959
Exercise price per share							$ 1.75
Placement Agent [Member]
Issuance of cost						$ 226,000	$ 255,965
Gross proceeds							3,119,559
Private Placement [Member]
Fair value of share issue							90,455
Common stock issuable		57,250
Change in fair value of share liability							$ 150,527
Private Placement [Member] | Minimum [Member]
Common stock issuable		120,491
Private Placement [Member] | Maximum [Member]
Common stock issuable		57,250
Common Stocks
Preferred stock authorized					10,000,000	10,000,000	10,000,000
Common stock shares authorized							500,000,000
Common stock shares issued							35,907,127
Issuance of common stock				15,100,000		1,452,500	1,559,780
Common stock price per share	$ 4			$ 0.25	$ 2	$ 2	$ 2
Issuance of share						58,100
Fair value of share issue					$ 116,200	$ 116,200	$ 124,782
Gross proceeds	$ 3,800,000
Issuance of shares	1,250,000						62,391
Founder Stock [Member]
Issuance of common stock			2,000,000
Fair value of per share			$ 0.25
Stock compensation expense			$ 500,000
Common Stock Warrants [Member]
Issuance of common stock			7,230,822
Exercise price per share			$ 0.01
General and administrative expense			$ 1,735,841
Common stock shares of warrant agreements								7,194,847